Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Convertible preferred stock par value	$ 0.0001	$ 0.0001
Convertible preferred stock shares authorized	714,286	714,286
Convertible preferred stock shares issued	0	0
Convertible preferred stock shares outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	30,000,000	30,000,000
Common stock shares issued	15,045,080	8,160,145
Common stock shares outstanding	15,045,080	8,160,145